                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-4132
                                   ------------


                        RIVERSOURCE SELECTED SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota               55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     3/31
                         --------------
Date of reporting period:    6/30
                         --------------

                               PORTFOLIO HOLDINGS
                                       FOR
                        RIVERSOURCE PRECIOUS METALS FUND
                                AT JUNE 30, 2006

INVESTMENTS IN SECURITIES

RiverSource Precious Metals Fund

JUNE 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

--------------------------------------------------------------------------------
COMMON STOCKS (97.0%)(c)
--------------------------------------------------------------------------------

ISSUER                                              SHARES              VALUE(a)

AUSTRALIA (2.3%)
BHP Billiton ADR                                    47,500          $  2,045,825
Equinox Minerals                                   400,000(b)            465,908
                                                                    ------------
Total                                                                  2,511,733
--------------------------------------------------------------------------------

CANADA (48.6%)
Aber Diamond                                        30,000               919,541
Agnico-Eagle Mines                                 200,000             6,615,999
Alamos Gold                                        150,000(b)          1,209,569
Barrick Gold                                       200,000             5,920,000
Bema Gold                                          450,000(b)          2,259,000
Eldorado Gold                                      490,000(b)          2,379,536
EuroZinc Mining                                    530,000(b)          1,277,395
First Quantum Minerals                              25,000             1,120,867
Gabriel Resources                                  800,000(b)          2,071,499
Gammon Lake Resources                              225,000(b)          3,086,417
Goldcorp                                           168,750(f)          5,094,787
IAMGOLD                                            250,000             2,222,023
Kinross Gold                                       600,000(b)          6,542,425
Nexen                                               25,000             1,413,500
Northern Orion Resources                           200,000(b)            981,991
NovaGold Resources                                 300,000(b)          3,846,000
Silver Wheaton                                     400,000(b)          3,763,104
Stingray Resources                                 248,000(b)            186,650
Western Copper                                      40,000(b)             40,498
Yamana Gold                                        174,000(b)          1,717,380
                                                                    ------------
Total                                                                 52,668,181
--------------------------------------------------------------------------------

PAPUA NEW GUINEA (1.0%)
Lihir Gold                                         500,000(b)          1,069,920
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COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                              SHARES              VALUE(a)

RUSSIA (3.1%)
MMC Norilsk Nickel ADR                              20,000          $  2,600,000
Polyus Gold ADR                                     20,000(b,e)          774,000
                                                                    ------------
Total                                                                  3,374,000
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SOUTH AFRICA (11.9%)
AngloGold Ashanti ADR                               75,000             3,609,000
Gold Fields ADR                                    180,000             4,122,000
Harmony Gold Mining ADR                            100,000(b)          1,629,000
Randgold Resources ADR                             160,000(b)          3,360,000
UraMin                                             200,000(b)            184,910
                                                                    ------------
Total                                                                 12,904,910
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UNITED KINGDOM (6.7%)
Lonmin                                             100,000             5,201,515
Rio Tinto ADR                                       10,000             2,097,100
                                                                    ------------
Total                                                                  7,298,615
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UNITED STATES (23.4%)
Apollo Gold                                        500,000(b)            260,000
Coeur d'Alene Mines                                400,000(b)          1,924,000
Freeport-McMoRan Copper & Gold Cl B                 40,000             2,216,400
Glamis Gold                                        208,800(b,f)        7,905,169
Jaguar Mining                                      150,000(b)            618,224
Meridian Gold                                      120,000(b)          3,786,757
Metallica Resources                                200,000(b)            611,056
Newmont Mining                                     105,100             5,562,943
Stillwater Mining                                  200,000(b)          2,536,000
                                                                    ------------
Total                                                                 25,420,549
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TOTAL COMMON STOCKS
(Cost: $75,295,271)                                                 $105,247,908
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--------------------------------------------------------------------------------
OTHER (--%)(c)
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ISSUER                                              SHARES              VALUE(a)

CANADA
Goldcorp
  Warrants                                           2,750(b,e)     $     31,883
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TOTAL OTHER
(Cost: $4,825)                                                      $     31,883
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--------------------------------------------------------------------------------
SHORT-TERM SECURITIES (3.5%)
--------------------------------------------------------------------------------

ISSUER                                EFFECTIVE      AMOUNT           VALUE(a)
                                        YIELD      PAYABLE AT
                                                    MATURITY

COMMERCIAL PAPER
Amsterdam Funding
    07-07-06                            5.11%     $  400,000(d)     $    399,603
HSBC Finance
    07-03-06                            5.29       3,400,000           3,398,501
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TOTAL SHORT-TERM SECURITIES
(Cost: $3,798,660)                                                  $  3,798,104
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TOTAL INVESTMENTS IN SECURITIES
(Cost: $79,098,756)(g)                                              $109,077,895
================================================================================

See accompanying notes to investments in securities.


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1 -- RIVERSOURCE PRECIOUS METALS FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2006
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

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
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(a)   Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated March 31, 2006.

(b)   Non-income producing.

(c)   Foreign security values are stated in U.S. dollars.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the value of these securities amounted to $399,603 or 0.4% of net assets.

(e) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at June 30, 2006, is as follows:

      SECURITY                                       ACQUISITION                             COST
                                                        DATES
      ----------------------------------------------------------------------------------------------
      Goldcorp
         Warrants                                     10-14-04                             $  6,060
      Polyus Gold ADR                                 11-09-05                              214,994

(f) At June 30, 2006, securities valued at $1,511,983 were held to cover open call options written as follows:

      ISSUER                        CONTRACTS          EXERCISE          EXPIRATION         VALUE(a)
                                                         PRICE              DATE
      ----------------------------------------------------------------------------------------------
      Glamis Gold                      200               $40.00           Aug. 2006        $ 43,500
      Goldcorp                         250                27.50           July 2006          78,750
      ----------------------------------------------------------------------------------------------
      Total value                                                                          $122,250
      ----------------------------------------------------------------------------------------------

(g) At June 30, 2006, the cost of securities for federal income tax purposes was approximately $79,099,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                                           $31,079,000
      Unrealized depreciation                                                            (1,100,000)
      ----------------------------------------------------------------------------------------------
      Net unrealized appreciation                                                       $29,979,000
      ----------------------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


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2 -- RIVERSOURCE PRECIOUS METALS FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2006
--------------------------------------------------------------------------------

                                                              S-6142-80 E (8/06)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 RiverSource Selected Series, Inc.


By                       /s/ William F. Truscott
                         -----------------------
                             William F. Truscott
                             President and Principal Executive Officer

Date                         August 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                       /s/ William F. Truscott
                         -----------------------
                             William F. Truscott
                             President and Principal Executive Officer

Date                         August 29, 2006



By                       /s/ Jeffrey P. Fox
                         -----------------------
                             Jeffrey P. Fox
                             Treasurer and Principal Financial Officer

Date                         August 29, 2006